Redeemable Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
10. Redeemable Convertible Preferred Stock
Series A Cumulative Redeemable Convertible Preferred Stock
At the Closing, the Company issued an aggregate of 142,155 shares of the Series A Preferred Stock and 17,769,375 freestanding PIPE Warrants for total gross proceeds of $145.0 million (see Note 3). The Company determined the fair value of the Series A Preferred Stock and the PIPE Warrants (see Note 4) at issuance using a Monte Carlo simulation model. The valuation of the Series A Preferred Stock incorporated key assumptions, including a dividend rate of 9.99% (payable in kind), a five-year redemption period, a discount rate of 25%, and a volatility assumption of 55%.
The valuations indicated an aggregate fair value of $315.6 million, consisting of $229.2 million for the Series A Preferred Stock and $86.4 million for the PIPE Warrants. As the aggregate fair value exceeded the $145.0 million of proceeds received, the Company recognized a total loss of $170.6 million, of which $84.2 million was recorded under loss on issuance of Series A cumulative redeemable convertible preferred stock and a loss of $86.4 million was recorded under
loss on issuance of common stock warrants
in the condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2025.
As it is probable that the Series A Preferred Stock will become redeemable based on the passage of time as the holders may redeem at any time after the
5-year
anniversary of the Closing Date, the Series A Preferred Stock was recorded in mezzanine equity in the condensed consolidated balance sheet as of September 30, 2025. The Company elected to record changes in the redemption value as they occur and adjust the carrying amount equal to the redemption amount. As the carrying value of the Series A Preferred Stock of $223.2 million was greater than its redemption value (and liquidation preference) of $170.9 million as of September 30, 2025, no change in redemption value was required to be recorded for the three and nine months ended September 30, 2025.
The significant rights and preferences of the Series A Preferred Stock are as follows:
Dividends
The Series A Preferred Stock accrues dividends daily at an annual rate of 9.99% when dividends are paid in additional shares of preferred stock, or 7.99% when paid in cash. Dividends compound on a semi-annual basis and accumulate whether or not declared. As of September 30, 2025, dividends had accrued from the issuance date through period-end
but had not yet been paid or compounded.
Voting Rights
Holders of Series A Preferred Stock are entitled to vote together with common stock holders as a single class on most matters. Each holder is entitled to a number of votes equal to the number of common shares into which their preferred shares are convertible (i.e.,
as-converted
basis). Additionally, the Company cannot take certain actions, such as liquidating, amending its charter in a way that is materially adverse to the preferred stock, or creating a new senior security, without the approval of a majority of the outstanding Series A Preferred Stock.
Liquidation Preference
Upon any liquidation or deemed liquidation event, holders of the Series A Preferred Stock are entitled to receive, before any distribution to holders of common stock or other junior securities, an amount per share equal to the greater of (i) the original issue price of the preferred stock plus any accumulated and unpaid dividends through the most recent semi-annual dividend date, or (ii) the amount that would have been received if all shares of Series A Preferred Stock had been converted into common stock immediately prior to the liquidation event.
Conversion
Each share of Series A Preferred Stock is convertible into shares of the Company’s common stock at any time at the option of the holder. The number of shares issuable upon conversion is determined by dividing the carrying amount of the preferred share, including any accrued but unpaid dividends, by the applicable conversion price. The initial conversion price is $12.00 per share, subject to adjustment for stock dividends, stock splits, combinations, and similar events, as well as customary anti-dilution provisions. If the trailing
45-day
volume-weighted average price of the Company’s common stock is below the then-effective conversion price on the 46th trading day following six months after the Closing Date, the conversion price will be adjusted to the greater of such average price or $8.00. A second adjustment may occur on the 46th trading day following nine months after the Closing Date, reducing the conversion price to the greater of the trailing
45-day
volume-weighted average price or $6.00.
Holder Redemption Rights
Holders of Series A Preferred Stock possess a right of redemption that can be exercised at any time after the fifth anniversary of the Closing Date, unless such a distribution is prohibited by applicable law. Upon a request for redemption, the Company is obligated to redeem the shares at a price equal to the original issue price of the preferred stock, plus any accrued and unpaid dividends.
Company Redemption Rights
The Company possesses a right of redemption for the Series A Preferred Stock, which can be exercised at any time, unless prohibited by applicable law. The redemption price varies depending on when the right is exercised: specifically, the price is 150% of the sum of the Stated Value per share and all dividends paid in additional shares of preferred stock, plus any accrued and unpaid dividends, prior to the first anniversary of the Closing Date. This redemption price decreases over time: to 140% from the first to second anniversary, to 130% from the second to third anniversary, to 120% from the third to fourth anniversary, to 110% from the fourth to fifth anniversary, and to 100% after the fifth anniversary of the Closing Date. The price is subject to adjustment for any stock dividends, stock splits, combinations, or other similar recapitalizations involving the Series A Preferred Stock.
Redeemable Convertible Preferred Stock
Immediately prior to the Merger, all shares of issued and outstanding Legacy Kodiak redeemable convertible preferred stock were converted into shares of Legacy Kodiak common stock at a one-for-one
conversion rate. At

the Closing, these shares of Legacy Kodiak common stock were converted into 62,240,390 shares of Kodiak common stock. As of September 30, 2025, no shares of redeemable convertible preferred stock were issued and outstanding.
As of December 31, 2024, Legacy Kodiak’s redeemable convertible preferred stock consisted of the following (in thousands):

	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series Seed	4,468	$3,000	$3,000
Series A	16,851	37,537	37,710
Series B-1	13,618	37,716	32,760
Series B-2	27,303	92,395	96,619

Total redeemable convertible preferred stock	62,240	$170,648	$170,089

11.	Redeemable Convertible Preferred Stock
As of December 31, 2024 and 2023, the Company’s redeemable convertible preferred stock consisted of the following (in thousands):

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series Seed	6,746	6,746	$3,000	$3,000
Series A	27,470	25,439	37,537	37,710
Series B-1	20,559	20,559	37,716	32,760
Series B-2	43,352	41,219	92,395	96,619

Total redeemable convertible preferred stock	98,127	93,963	$170,648	$170,089

The holders of the Company’s Seed Series, Series A, Series
B-1
and Series
B-2
redeemable convertible preferred stock (collectively, “redeemable convertible preferred stock”) have the following significant terms as of December 31, 2024.
Dividends
The holders of the outstanding shares of redeemable convertible preferred stock are entitled to receive noncumulative dividends, only when, as and if, declared by the board of directors, out of any funds and assets legally available therefor, at the rate of 8.0% per annum of the original issuance price, subject to adjustment for any stock splits, stock dividends, combinations of shares, recapitalizations, reclassifications, reorganizations or other similar event including, without limitation, a SPAC transaction, and in preference to any declaration or payment
of any dividends to the holders of common stock. No dividends have been declared or paid as of December 31, 2024.
Liquidation Rights
In the event of any liquidation event of the Company, either voluntary or involuntary, the holders of shares then outstanding of redeemable convertible preferred stock shall be entitled to receive, prior and in preference to any distribution of the assets of the Company to the holders of common stock, a liquidation preference in an amount per share equal to the greater of (i) the original issue price, plus any declared but unpaid dividends on such shares and (ii) such amount as would have been payable had all shares of such series of redeemable convertible preferred stock been converted into common stock immediately prior to the liquidation event, or such lesser amount as may be approved by the holders of a majority of the then outstanding shares of the Series A, Series
B-1
and Series
B-2
redeemable convertible preferred stock voting together on an as-converted
basis. If the assets available for distribution are insufficient to permit full payment to the holder of the redeemable convertible preferred stock, then the holders shall share ratably on a pari passu basis in any distribution of assets. After payment to the holders of redeemable convertible preferred stock, any remaining assets of the Company will be distributed ratably on a pari passu basis to the holders of common stock.
Voting
Each holder of redeemable convertible preferred stock is entitled to the number of votes equal to the number of shares of common stock into which such shares of redeemable convertible preferred stock are then convertible as of the record date. Except as otherwise expressly provided or as required by law, the holders of redeemable convertible preferred stock and common stock shall vote as a single class.
The holders of Series A redeemable convertible preferred stock, voting as a separate class, shall be entitled to elect one member of the board of directors for so long as at least 5,059,290 shares of Series A redeemable convertible preferred stock remain outstanding. The holders of Series
B-1
redeemable convertible preferred stock and Series
B-2
redeemable convertible preferred stock, voting together as a separate class, shall be entitled to elect one member of the board of directors for so long as at least 853,224 shares of
B-1
redeemable convertible preferred stock and
B-2
redeemable convertible preferred stock remain outstanding. The holders of common stock, voting as a separate class, shall be entitled to elect two members of the board of directors for so long as at least 7,500,000 shares of common stock remain outstanding. Any additional member of the board of directors shall be elected by the holders of a majority of the then outstanding shares of common stock and redeemable convertible preferred stock (with redeemable convertible preferred stock voting as a single class on an as-converted
basis and the common stock and redeemable convertible preferred stock voting as separate classes).
Conversion
At the option of the holder, each share of redeemable convertible preferred stock is convertible into shares of common stock determined by dividing the applicable original issue price by the applicable conversion price in effect at the time of conversion for such series, subject to adjustment for diluting issues. The original issue price and conversion price is $0.444706 per share for Series Seed redeemable convertible preferred stock, $1.482355 per share for Series A redeemable convertible preferred stock, $1.59349 per share for Series
B-1
redeemable convertible preferred stock and $2.34405 per share for Series
B-2
redeemable convertible preferred stock.
Each share of redeemable convertible preferred stock will be automatically converted into shares of common stock, at the applicable conversion rate upon the occurrence of the following events: (i) a qualified initial public offering where the aggregate gross proceeds to the Company are not less than $100.0 million, (ii) a SPAC transaction, provided that the aggregate gross proceeds to the successor entity (including any proceeds from concurrent private placement offerings of securities by the Company and the SPAC) are not less than $100.0 million, (iii) a direct listing with an anticipated valuation of at least $500.0 million, and (iv) upon the receipt by the Company of a written request for such conversion from the holders of a majority of the redeemable convertible preferred stock then outstanding (voting together as a single class and on an as-converted
basis), or, if later, the effective date for conversion specified in such request.

Redemption
The holders of the outstanding shares of redeemable convertible preferred stock have no redemption rights outside of a liquidation event, which was outside of the Company’s control as of December 31, 2024 and 2023.